Operating Expenses - Schedule of Operating Expenses (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Research and development expenses	SFr 15,283	SFr 14,909	SFr 29,329	SFr 29,680
General and administrative expenses	8,595	6,120	16,486	11,608
Operating expenses	23,878	21,029	45,815	41,288
Personnel Expense
Disclosure of operating segments [line items]
Research and development expenses	6,277	4,834	11,656	9,182
General and administrative expenses	5,583	3,730	10,235	6,587
Operating expenses	11,860	8,564	21,891	15,769
Payroll and Related Expenses
Disclosure of operating segments [line items]
Research and development expenses	3,051	2,319	5,757	4,766
General and administrative expenses	2,166	1,705	4,490	3,833
Operating expenses	5,217	4,024	10,247	8,599
Share-based Compensation
Disclosure of operating segments [line items]
Research and development expenses	3,226	2,515	5,899	4,416
General and administrative expenses	3,417	2,025	5,745	2,754
Operating expenses	6,643	4,540	11,644	7,170
Other Operating Expenses
Disclosure of operating segments [line items]
Research and development expenses	9,006	10,075	17,673	20,498
General and administrative expenses	3,012	2,390	6,251	5,021
Operating expenses	12,018	12,465	23,924	25,519
External Service Providers
Disclosure of operating segments [line items]
Research and development expenses	8,302	9,756	16,444	19,943
General and administrative expenses	1,966	1,701	4,496	3,768
Operating expenses	10,268	11,457	20,940	23,711
Other Operating Expenses
Disclosure of operating segments [line items]
Research and development expenses	599	238	1,034	398
General and administrative expenses	973	657	1,618	1,174
Operating expenses	1,572	895	2,652	1,572
Depreciation expense
Disclosure of operating segments [line items]
Research and development expenses	105	81	195	157
General and administrative expenses	73	32	137	79
Operating expenses	SFr 178	SFr 113	SFr 332	SFr 236